Note 1 - Summary of Significant Accounting Policies: Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

For the Three Months Ended September 30,	2012	2011

Net loss from continuing operations	($65,333)	($24,881)
Preferred stock dividends	---	---
Net loss available to common shareholders	($65,333)	($24,881)

Net income from discontinued operations	$---	$1,154,204
Preferred stock dividends	---	---
Net income available to common shareholders	$---	$1,154,204

Basic weighted average shares outstanding	77,993,935	68,868,930
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,868,930

For the Nine Months Ended September 30,	2012	2011

Net loss from continuing operations	($266,172)	($409,107)
Preferred stock dividends	---	---
Net loss available to common shareholders	($266,172)	($409,107)

Net income from discontinued operations	$26,087	$1,379,103
Preferred stock dividends	---	---
Net income available to common shareholders	$26,087	$1,379,103

Basic weighted average shares outstanding	77,993,935	68,335,147
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,335,147